Partners' Equity - Incentive Distribution Rights (Details) - $ / shares		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Minimum Quarterly Distribution | Maximum
profit or loss and total comprehensive income
Total Quarterly Distribution Target Amount		$ 0.375
First Target Distribution | Minimum
profit or loss and total comprehensive income
Total Quarterly Distribution Target Amount		0.375
First Target Distribution | Maximum
profit or loss and total comprehensive income
Total Quarterly Distribution Target Amount		0.43125
Second Target Distribution | Minimum
profit or loss and total comprehensive income
Total Quarterly Distribution Target Amount		0.43125
Second Target Distribution | Maximum
profit or loss and total comprehensive income
Total Quarterly Distribution Target Amount		0.46875
Thereafter | Minimum
profit or loss and total comprehensive income
Total Quarterly Distribution Target Amount		$ 0.46875
Common units
profit or loss and total comprehensive income
Marginal percentage interest in distributions	98.00%
Common units | Minimum Quarterly Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		98.00%
Common units | First Target Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		98.00%
Common units | Second Target Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		85.00%
Common units | Thereafter
profit or loss and total comprehensive income
Marginal percentage interest in distributions		75.00%
General partner units
profit or loss and total comprehensive income
Marginal percentage interest in distributions	2.00%
General partner units | Minimum Quarterly Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		2.00%
General partner units | First Target Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		2.00%
General partner units | Second Target Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		2.00%
General partner units | Thereafter
profit or loss and total comprehensive income
Marginal percentage interest in distributions		2.00%
Incentive distribution rights | Minimum Quarterly Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		0.00%
Incentive distribution rights | First Target Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		0.00%
Incentive distribution rights | Second Target Distribution
profit or loss and total comprehensive income
Marginal percentage interest in distributions		13.00%
Incentive distribution rights | Thereafter
profit or loss and total comprehensive income
Marginal percentage interest in distributions		23.00%